Long-term debt and current portion of long-term debt (Details Textual) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Repayments of non-current borrowings		€ 2,973	€ 2,323	€ 4,466
Undrawn borrowing facilities		5,802	6,236
Outstanding Retained undrawn long-term committed borrowing		750
Current financial assets at fair value through profit or loss, classified as held for trading	[1]	6,012	6,166
Current financial assets available-for-sale	[2]	207	238
Non-Operating Finance Receivables		209	385
Borrowings		24,707	27,239
Decrease in longterm debt, new issuance		1,842
Decrease in long term debts		1,378
Fair value of long-term debt		€ 23,764	€ 25,358
Bottom Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Discount rates used to measure fair value of financial debt		(0.20%)	(0.20%)
Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Discount rates used to measure fair value of financial debt		2.50%	2.60%
Eni SpA [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		€ 5,793	€ 6,062
Citibank Europe Plc [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Bank loans received		€ 1,664	1,953
Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity		2018–2043
Ordinary bonds issued		€ 2,199
Borrowings		17,965	19,003
New Ordinary Bonds Issued		1,817
Ordinary Bonds Issued [Member] | Eni SpA [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Ordinary bonds issued		1,795
New Ordinary Bonds Issued		1,403
Euro Medium Term Notes [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings		16,963
Notional amount		20,000
Issuance of debt notes drawn		16,800
Other Bonds [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings		1,002
Long-term debt and current portion of long-term debt [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings		22,465	€ 23,843
Joint Venture And Associates [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Other current financial assets		236
Eni Finance International SA [Member] | Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Ordinary bonds issued		404
New Ordinary Bonds Issued		€ 414

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.
[2]	In the profit and loss account, economic effects were essentially recognized as expense within “Purchase, services and other” for €933 million (expense for €840 million in 2016) (impairments net of reversal) and as expense for €25 million within “Finance income (expense)” (expense for €276 million in 2016) (exchange rate differences at year-end and amortized cost).